Financial Assets and Financial Liabilities - Schedule of Valuation of Unlisted Equity Investment (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Schedule of Valuation of Unlisted Equity Investment [Line Items]
Significant unobservable inputs	Discount rate
Inputs	15.00%	12.40%
Market approach [member]
Schedule of Valuation of Unlisted Equity Investment [Line Items]
Significant unobservable inputs	Discount for lack of marketability
Inputs	29.00%	33.00%